Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 12, 2026
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
Entity Central Index Key	0001816389
Securities Act File Number	811-23584
Entity Tax Identification Number	85-3266071
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Bellevue Parkway
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	800
Local Phone Number	882-0052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false